Application of New and Revised IFRS® Accounting Standards, International Accounting Standards (“IAS”), International Financial Reporting Interpretations Committee (“IFRIC®”) Interpretations and Standing Interpretations Committee (“SIC®”) Interpretations Issued by The International Accounting Standards Board (“IASB”), (Collectively, “IFRSs”) - Schedule of Amendments to IFRSs and New interpretation (Details)
12 Months Ended
Dec. 31, 2024
IFRS 16 [Member]
Schedule of Amendments to IFRSs and New interpretation Mandatorily Effective for Current Year [Line Items]
New Standards, Interpretations and Amendments	Amendments to IFRS 16, “Lease Liability in a Sale and Leaseback”
Effective date issued by IASB	January 1, 2024
IAS 1 [Member]
Schedule of Amendments to IFRSs and New interpretation Mandatorily Effective for Current Year [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 1, “Classification of Liabilities as Current or Non-current”
Effective date issued by IASB	January 1, 2024
IAS 1 [Member]
Schedule of Amendments to IFRSs and New interpretation Mandatorily Effective for Current Year [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 1, “Non-current Liabilities with Covenants”
Effective date issued by IASB	January 1, 2024
IAS 7 and IFRS 7 [Member]
Schedule of Amendments to IFRSs and New interpretation Mandatorily Effective for Current Year [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 7 and IFRS 7, “Supplier Finance Arrangements”
Effective date issued by IASB	January 1, 2024